Tracie A. Coop State Street 1 Iron Street CCB 1102 Boston, MA 02210 Tel +1 617 662 0717 TCoop@StateStreet.com

September 7, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares iBonds Dec 2026 Term Corporate ETF, each dated September 7, 2016, do not differ from those contained in Post-Effective Amendment No. 1,676 to the Trust’s Registration Statement on Form N-1A, filed electronically on September 7, 2016.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Tracie A. Coop

Tracie A. Coop

Assistant Secretary

cc:	Benjamin J. Haskin, Esq.